REVERSE ACQUISITION ACCOUNTING	12 Months Ended
Jun. 30, 2022
REVERSE ACQUISITION ACCOUNTING [Abstract]
REVERSE ACQUISITION ACCOUNTING
15.	REVERSE ACQUISITION ACCOUNTING

Prior 2021 period

On December 1, 2020, IperionX Limited (“Company”) completed its acquisition of Hyperion Metals (Australia) Pty Ltd (“HMAPL”) after issuing 26,500,000 ordinary shares, 5,000,000 unlisted options, 8,000,000 performance options and 36,000,000 performance shares in the Company to the vendors, following shareholder approval received at the Company’s general meeting held on November 30, 2020.

As a result of the acquisition, the former shareholders of HMAPL effectively obtained control of the combined entity. Accordingly, using the reverse acquisition principles of the business combination accounting standard, while the Company is the legal acquirer of HMAPL, for accounting purposes HMAPL is deemed to be the acquirer of the Company.

Therefore, the consolidated financial statements of the Company have been prepared as a continuation of the consolidated financial statements of HMAPL. The deemed acquirer, HMAPL, has accounted for the acquisition of the Company from December 1, 2020. As HMAPL was only incorporated during the financial period on July 20, 2020, there is no comparative period information for HMAPL.

In addition, at the date of the transaction, it was determined that the Company was not a business. Accordingly, for accounting purposes, the acquisition has been treated as a share-based payment transaction.

In consideration for services provided to the Company in facilitating the acquisition, GTT Ventures Pty Ltd (“GTT”) was paid a facilitation fee for comprising 2,650,000 ordinary shares, 1,800,000 class A performance shares and 1,800,000 class B performance shares. GTT was engaged as the Company’s corporate advisor and provided corporate advisory and facilitation services in respect of the acquisition.

As a result of the reverse acquisition, during the period the Group has recognised an expense of US$5.1 million in its statement of profit or loss and other comprehensive income, effectively representing the cost of listing. The cost is calculated as the difference in the fair value of the equity instruments that HMAPL is deemed to have issued to acquire the Company and the fair value of the Company’s identifiable net assets, as follows:

December 1, 2020 US$
Fair value of consideration:
Equity (1)	7,401,334
Direct costs relating to the reverse acquisition	10,875
Cash option fee paid to HMAPL	(25,292)
Pre-acquisition loan to HMAPL	(331,471)
Fair value of consideration	7,055,446

Fair value of net assets acquired:
Cash and cash equivalents	1,983,223
Trade and other receivables	33,523
Trade and other payables	(102,426)
Fair value of net assets acquired	1,914,320
Cost of listing	5,141,126

Net cash inflow:
Net cash acquired on reverse acquisition	1,983,223
Direct costs relating to the reverse acquisition	(10,875)
Cash option fee paid to HMAPL	25,292
Pre-acquisition loan to HMAPL	331,471
Net consolidated cash inflow	2,329,111

Notes:

(1)
The fair value of the equity interests deemed to have been issued by HMAPL has been determined based on the underlying share price of the Company on ASX on the deemed date of acquisition (A$0.26 per share on December 1, 2020), adjusted by the fair value of share-based contingent consideration deemed to have been issued to the existing equity holders of the Company and the fair value of share-based contingent consideration issued to the equity holders of HMAPL, resulting in a deemed value of consideration of US$7,401,334, of which US$6,433,752 has been allocated to issued share capital (i.e. ordinary shares and performance shares) and US$967,582 has been allocated to share-based contingent consideration (i.e. listed options, unlisted options, and unlisted performance rights). Note 18 sets out the key assumptions adopted in the valuation of the unlisted options (Series 2-5) included as contingent consideration. In addition, a probability adjustment has been applied to the valuation of the performance shares and performance options included as contingent consideration reflecting the likelihood that the non-market performance conditions associated with them will vest (80% likelihood that the Pre-Feasibility Study Milestone will be achieved and a 20% likelihood that the First Production Milestone will be achieved).